INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2020	2021
	RMB	RMB
Raw materials	373,690	282,939
Work in process	233,274	224,013
Finished goods	610,573	742,375
Inventories, net	1,217,537	1,249,327